PARENT COMPANY FINANCIAL DATA	12 Months Ended
Dec. 31, 2011
PARENT COMPANY FINANCIAL DATA

NOTE S - PARENT COMPANY FINANCIAL DATA

Following are condensed financial statements of BNC Bancorp as of and for the years ended December 31, 2011 and 2010 (dollars in thousands):

Condensed Balance Sheets

December 31, 2011 and 2010

	2011	2010
Assets
Cash and due from banks	$812	$108
Investment in bank subsidiary	192,257	178,649
Other assets	1,349	1,367
Total assets	$194,418	$180,124
Liabilities and Shareholders’ Equity
Liabilities:
Other liabilities	$570	$932
Short-term borrowings	6,280	3,255
Long-term debt	23,713	23,713
Total liabilities	30,563	27,900

Shareholders’ Equity
Preferred stock	47,398	46,918
Common stock, no par value	87,421	86,791
Common stock warrants	2,412	2,412
Retained earnings	25,614	22,901
Stock in directors rabbi trust	(2,505)	(1,729)
Directors deferred fees obligation	2,505	1,729
Accumulated other comprehensive income (loss)	1,010	(6,798)
Total shareholders’ equity	163,855	152,224
Total liabilities and shareholders’ equity	$194,418	$180,124

Condensed Statements of Income

Years ended December 31, 2011, 2010 and 2009

	2011	2010	2009
Dividends from bank subsidiary	$2,100	$750	$232
Equity in undistributed earnings of bank subsidiary	5,427	8,151	7,148
Other income	637	134	24
Interest expense	(968)	(1,116)	(835)
Other expense	(266)	(193)	(32)
Net income	$6,930	$7,726	$6,537

Condensed Statements of Cash Flows

Years ended December 31, 2011, 2010 and 2009

	2011	2010	2009
Operating Activities
Net income	$6,930	$7,726	$6,537
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of bank subsidiary	(5,427)	(8,151)	(7,148)
Amortization	11	11	11
Stock-based compensation	373	247	52
(Increase) decrease in other assets	(366)	(256)	6
Increase (decrease) in other liabilities	(362)	12	267
Net cash provided (used) by operating activities	1,159	(411)	(275)
Investing Activities
Net cash used for investment in subsidiaries	-	(17,700)	(15,000)
Financing Activities
Due to subsidiaries	-	-	-
Proceeds (repayments) on short-term borrowings	3,025	(12,244)	14,754
Proceeds from issuance of preferred stock	-	17,161	-
Proceeds from issuance of common stock	-	16,122	-
Proceeds from exercise of stock options	52	5	32
Tax benefit from exercise of stock options	-	1	3
Common stock issued pursuant to dividend reinvestment plan	205	39	-
Purchase and retirement of common stock	-	-	(144)
Cash dividends paid, net of accretion	(3,737)	(3,380)	(2,944)
Net cash provided (used) by financing activities	(455)	17,704	11,701

Net increase (decrease) in cash and cash equivalents	704	(407)	(3,574)
Cash and cash equivalents, beginning	108	515	4,089
Cash and cash equivalents, ending	$812	$108	$515